SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Balance at beginning of year	$ 281,598	$ 787,097
Provision during the year	99,263	236,853	$ 108,076
Written off during the year		(588,458)
Reversal during the year	(131,566)	(153,894)
Balance at end of year	$ 249,295	$ 281,598	$ 787,097